Quarterly Report
December 31, 2023
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
December 31, 2023

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 93.2% †
U.S. Treasuries - 28.4%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$14,576,000	$10,380,845
3.00%, 08/15/48 (a)	31,799,000	25,941,028
3.88%, 05/15/43 (a)	2,290,000	2,187,666
4.13%, 08/15/53 (a)	5,595,000	5,671,057
4.38%, 08/15/43 (a)	15,918,000	16,278,642
U.S. Treasury Notes
0.25%, 07/31/25 (a)	23,696,000	22,191,859
0.75%, 01/31/28 (a)	81,513,000	71,871,540
1.25%, 11/30/26 (a)	9,561,000	8,841,684
1.63%, 05/15/31 (a)	8,951,000	7,679,678
2.63%, 02/15/29 (a)	11,059,000	10,417,060
2.75%, 08/15/32 (a)	6,222,500	5,702,338
3.50%, 04/30/28 (a)	32,720,000	32,206,194
3.88%, 12/31/27 - 08/15/33 (a)	41,618,100	41,583,857
4.25%, 10/15/25 (a)	26,486,400	26,439,842
4.63%, 10/15/26 - 09/30/30 (a)	71,404,000	73,655,044
5.00%, 09/30/25 (a)	24,602,000	24,854,747
		385,903,081
Agency Mortgage Backed - 24.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	35,694,515	32,269,255
4.50%, 06/01/33 - 02/01/35	20,536	20,414
5.00%, 07/01/35	266,836	269,943
5.50%, 01/01/38 - 04/01/39	470,534	486,994
6.00%, 06/01/33 - 11/01/37	957,777	1,004,680
6.50%, 07/01/29	8,796	9,190
7.00%, 01/01/27 - 08/01/36	219,818	234,720
7.50%, 01/01/28 - 09/01/33	20,112	20,827
8.00%, 11/01/30	1,432	1,498
8.50%, 04/01/30	3,618	3,971
Federal National Mortgage Association
2.50%, 03/01/51	15,097,719	12,834,348
3.00%, 03/01/50	6,489,268	5,806,891
3.50%, 08/01/45 - 01/01/48	14,579,608	13,643,544
4.00%, 01/01/41 - 01/01/50	16,223,006	15,654,068
4.50%, 07/01/33 - 12/01/48	7,959,160	7,913,198
5.00%, 03/01/34 - 05/01/39	744,586	754,661
5.50%, 12/01/32 - 01/01/39	2,499,404	2,575,530
6.00%, 02/01/33 - 05/01/41	4,550,214	4,750,084
6.50%, 02/01/29 - 08/01/36	149,456	157,565
7.00%, 10/01/32 - 02/01/34	33,296	35,534
7.50%, 12/01/26 - 03/01/33	73,227	76,627
8.00%, 06/01/24 - 10/01/31	19,452	19,843
8.50%, 04/01/30	5,973	6,399
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97%, 04/01/37 (b)	9,652	9,597
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	35,093,300	32,288,692
3.50%, 08/20/48	5,444,654	5,136,116
4.00%, 01/20/41 - 04/20/43	4,339,357	4,236,395
4.50%, 08/15/33 - 03/20/41	1,741,244	1,734,597
5.00%, 08/15/33	89,452	90,654
6.00%, 04/15/27 - 04/15/35	352,204	366,873
6.50%, 01/15/24 - 09/15/36	205,091	213,909
7.00%, 03/15/26 - 10/15/36	158,205	165,287
7.50%, 01/15/28 - 10/15/28	39,068	39,418
	Principal Amount	Fair Value
8.00%, 12/15/29 - 05/15/30	$419	$429
Government National Mortgage Association 1.50% + 1 year CMT Rate
2.75%, 10/20/24 - 10/20/25 (b)	296	290
3.63%, 03/20/24 - 09/20/24 (b)	58	58
3.88%, 04/20/24 (b)	21	21
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/54 (c)	59,776,852	48,849,225
2.50%, 01/01/54 (c)	60,093,628	51,122,071
3.00%, 01/01/54 (c)	32,322,094	28,562,356
3.50%, 01/01/54 (c)	21,501,554	19,709,055
5.00%, 01/01/54 (c)	23,278,191	23,038,007
5.50%, 01/01/39 (c)	12,937,947	13,115,197
		327,228,031
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	6,504,000	5,909,646
4.05%, 09/25/28 (a)(b)	1,713,000	1,688,452
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (d)	79,752	11,281
7.50%, 07/15/27 (d)	2,298	161
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	1,839	1,694
8.00%, 07/01/24 (d)	513	8
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	3,133,434	36,197
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	81,219	66,773
4.50%, 08/25/35 - 01/25/36 (d)	173,979	22,747
5.00%, 03/25/38 - 05/25/38 (d)	111,205	17,594
5.50%, 12/25/33 (d)	32,502	5,453
6.00%, 01/25/35 (d)	132,889	23,549
8.00%, 07/25/24 (d)	1,000	16
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (b)(d)	404,561	15,078
5.00%, 02/25/40 - 09/25/40 (d)	163,259	15,673
Federal National Mortgage Association REMICS 5.89% + SOFR
0.55%, 07/25/38 (b)(d)	109,399	9,824
Federal National Mortgage Association REMICS 6.44% + SOFR
1.10%, 11/25/41 (b)(d)	12,901,224	1,660,301
		9,484,447
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33 (f)	198,474	193,219
		193,219
Corporate Notes - 32.8%
3M Co.
3.13%, 09/19/46 (a)	301,000	220,353

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	$1,514,000	$1,399,254
Abbott Laboratories
3.75%, 11/30/26 (a)	446,000	440,068
4.90%, 11/30/46 (a)	363,000	372,202
AbbVie, Inc.
2.60%, 11/21/24 (a)	674,000	658,572
2.95%, 11/21/26 (a)	667,000	639,680
3.20%, 05/14/26 - 11/21/29 (a)	976,000	925,724
4.05%, 11/21/39 (a)	278,000	251,418
4.25%, 11/21/49 (a)	374,000	333,788
4.30%, 05/14/36 (a)	338,000	324,085
4.40%, 11/06/42 (a)	227,000	210,808
4.63%, 10/01/42 (a)	54,000	51,220
4.70%, 05/14/45 (a)	96,000	91,629
4.88%, 11/14/48 (a)	91,000	88,989
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	423,000	401,165
AEP Texas, Inc.
3.45%, 05/15/51 (a)	720,000	516,600
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	369,000	384,409
Aetna, Inc.
3.50%, 11/15/24 (a)	319,000	313,855
AIA Group Ltd.
4.95%, 04/04/33 (a)(g)	1,300,000	1,307,540
Aircastle Ltd.
4.25%, 06/15/26 (a)	450,000	435,366
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	847,000	825,385
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	310,314
3.80%, 09/23/49 (a)(g)	200,000	160,022
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	258,000	201,062
2.95%, 03/15/34 (a)	453,000	378,001
3.55%, 03/15/52 (a)	381,000	278,351
4.70%, 07/01/30 (a)	154,000	150,962
Allstate Corp.
4.20%, 12/15/46 (a)	410,000	348,172
Allstate Corp. (8.58% fixed rate until 01/29/24; 3.20% + 3-month Term SOFR)
8.58%, 08/15/53 (a)(b)	536,000	534,210
Ally Financial, Inc.
2.20%, 11/02/28 (a)	567,000	484,887
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	334,000	263,479
4.00%, 02/04/61 (a)	126,000	92,088
4.25%, 08/09/42 (a)	36,000	29,360
4.45%, 05/06/50 (a)	169,000	134,291
4.50%, 05/02/43 (a)	116,000	96,720
Amazon.com, Inc.
1.50%, 06/03/30 (a)	189,000	160,109
2.50%, 06/03/50 (a)	235,000	156,566
2.70%, 06/03/60 (a)	180,000	119,275
2.88%, 05/12/41 (a)	398,000	312,605
3.25%, 05/12/61 (a)	296,000	217,844
4.25%, 08/22/57 (a)	79,000	72,852
Ameren Corp.
2.50%, 09/15/24 (a)	996,000	974,058
3.65%, 02/15/26 (a)	218,000	211,617
	Principal Amount	Fair Value
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	$238,000	$203,457
3.25%, 03/01/50 (a)	198,000	141,317
American Honda Finance Corp.
5.85%, 10/04/30 (a)	1,729,000	1,846,970
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3-month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	79,000	78,091
American Tower Corp.
1.50%, 01/31/28 (a)	736,000	643,522
2.90%, 01/15/30 (a)	259,000	231,375
3.70%, 10/15/49 (a)	152,000	115,464
3.80%, 08/15/29 (a)	319,000	302,808
American Water Capital Corp.
2.95%, 09/01/27 (a)	257,000	242,942
Amgen, Inc.
2.00%, 01/15/32 (a)	442,000	362,219
2.45%, 02/21/30 (a)	116,000	102,860
3.00%, 01/15/52 (a)	270,000	189,086
3.15%, 02/21/40 (a)	476,000	370,847
3.38%, 02/21/50 (a)	128,000	95,543
4.66%, 06/15/51 (a)	96,000	87,495
5.51%, 03/02/26 (a)	842,000	842,379
5.60%, 03/02/43 (a)	439,000	453,966
5.65%, 03/02/53 (a)	411,000	433,268
5.75%, 03/02/63 (a)	439,000	461,736
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	945,000	851,067
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	157,000	154,099
4.70%, 02/01/36 (a)	129,000	128,747
4.90%, 02/01/46 (a)	287,000	283,157
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	291,000	277,352
4.00%, 04/13/28 (a)	92,000	90,930
4.35%, 06/01/40 (a)	283,000	264,817
4.38%, 04/15/38 (a)	458,000	435,073
4.60%, 04/15/48 (a)	32,000	30,359
4.75%, 04/15/58 (a)	126,000	119,958
5.55%, 01/23/49 (a)	300,000	323,553
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 year CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	1,175,000	1,178,889
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	454,000	297,311
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	220,000	189,682
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT thereafter)
4.95%, 01/14/50 (a)(b)(g)	342,000	322,143
Apple, Inc.
2.20%, 09/11/29 (a)	289,000	261,614
2.65%, 02/08/51 (a)	591,000	405,716
2.80%, 02/08/61 (a)	317,000	216,007
2.95%, 09/11/49 (a)	190,000	139,720

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.35%, 02/09/27 (a)	$138,000	$134,413
3.45%, 02/09/45 (a)	486,000	405,523
3.85%, 08/04/46 (a)	438,000	381,840
3.95%, 08/08/52 (a)	383,000	336,021
4.85%, 05/10/53 (a)	1,151,000	1,174,342
Applied Materials, Inc.
4.35%, 04/01/47 (a)	165,000	155,857
Aptiv PLC
4.40%, 10/01/46 (a)	198,000	160,198
ArcelorMittal S.A.
4.55%, 03/11/26 (a)	1,738,000	1,712,121
6.80%, 11/29/32 (a)	240,000	259,627
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	171,000	162,835
ARES Capital Corp.
2.88%, 06/15/28 (a)	992,000	878,981
3.25%, 07/15/25 (a)	2,036,000	1,950,508
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	306,000	226,856
Ascension Health
4.85%, 11/15/53 (a)	352,000	340,820
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	600,000	544,134
5.55%, 05/30/33 (a)(g)	1,445,000	1,428,859
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	697,000	624,324
AstraZeneca PLC
3.00%, 05/28/51 (a)	329,000	245,891
4.00%, 01/17/29 (a)	144,000	142,183
4.38%, 08/17/48 (a)	80,000	75,244
AT&T, Inc.
2.75%, 06/01/31 (a)	1,532,000	1,342,216
3.65%, 06/01/51 (a)	1,235,000	932,153
3.85%, 06/01/60 (a)	427,000	319,046
4.35%, 03/01/29 (a)	440,000	434,390
4.50%, 05/15/35 (a)	312,000	295,935
4.55%, 03/09/49 (a)	170,000	149,029
4.75%, 05/15/46 (a)	100,000	90,665
4.85%, 03/01/39 (a)	410,000	392,108
5.40%, 02/15/34 (a)	554,000	571,645
Athene Holding Ltd.
4.13%, 01/12/28 (a)	224,000	214,213
6.15%, 04/03/30 (a)	438,000	452,550
Atmos Energy Corp.
6.20%, 11/15/53 (a)	440,000	516,758
Avangrid, Inc.
3.15%, 12/01/24 (a)	592,000	578,532
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	661,000	615,120
Bank of America Corp.
3.25%, 10/21/27 (a)	469,000	446,418
4.18%, 11/25/27 (a)	550,000	534,891
4.25%, 10/22/26 (a)	544,000	534,224
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	992,000	874,835
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	2,865,000	2,434,562
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	761,000	536,969
	Principal Amount	Fair Value
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3-month Term SOFR)
3.37%, 01/23/26 (a)(b)	$236,000	$230,511
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3-month Term SOFR)
3.42%, 12/20/28 (a)(b)	264,000	248,545
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3-month Term SOFR)
3.56%, 04/23/27 (a)(b)	432,000	415,934
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71%, 04/24/28 (a)(b)	584,000	558,030
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT thereafter)
3.85%, 03/08/37 (a)(b)	614,000	539,227
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95%, 01/23/49 (a)(b)	350,000	294,368
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3-month Term SOFR)
4.24%, 04/24/38 (a)(b)	364,000	328,401
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3-month Term SOFR)
4.27%, 07/23/29 (a)(b)	129,000	124,484
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30%, 01/28/25 (a)(b)	582,000	548,087
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	1,355,000	1,358,808
Bank of America Corp. 1.84% + SOFR
5.87%, 09/15/34 (a)(b)	1,476,000	1,546,686
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63%, 09/20/26 (a)(b)	472,000	449,273
Bank of Nova Scotia (8.34% fixed rate until 04/12/24; 2.91% + 3-month Term SOFR)
8.34%, 04/12/24 (a)(b)	519,000	471,714
Barclays PLC
4.38%, 01/12/26 (a)	711,000	701,935
4.84%, 05/09/28 (a)	276,000	269,141
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT thereafter)
2.65%, 06/24/31 (a)(b)	1,009,000	851,717
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	914,000	882,284

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3-month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	$507,000	$498,188
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	50,000	52,637
BAT Capital Corp.
2.73%, 03/25/31 (a)	440,000	369,090
3.73%, 09/25/40 (a)	184,000	135,630
4.39%, 08/15/37 (a)	325,000	272,555
4.54%, 08/15/47 (a)	146,000	112,290
4.91%, 04/02/30 (a)	291,000	286,231
6.42%, 08/02/33 (a)	369,000	386,380
7.08%, 08/02/53 (a)	367,000	392,686
Baxter International, Inc.
1.92%, 02/01/27 (a)	1,478,000	1,354,602
2.27%, 12/01/28 (a)	520,000	466,003
2.54%, 02/01/32 (a)	262,000	219,831
3.13%, 12/01/51 (a)	339,000	233,764
3.95%, 04/01/30 (a)	433,000	410,835
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	77,000	53,105
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	276,000	267,483
3.73%, 12/15/24 (a)	3,000	2,952
4.67%, 06/06/47 (a)	36,000	33,578
4.69%, 12/15/44 (a)	43,000	40,273
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	157,000	149,153
3.70%, 07/15/30 (a)	354,000	335,323
3.80%, 07/15/48 (a)	137,000	108,686
4.25%, 10/15/50 (a)	302,000	256,247
6.13%, 04/01/36 (a)	139,000	150,640
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	835,000	585,911
4.25%, 01/15/49 (a)	187,000	174,735
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	825,000	812,963
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	724,000	740,775
5.00%, 09/30/43 (a)	78,000	78,815
5.25%, 09/08/33 (a)	1,107,000	1,149,254
5.50%, 09/08/53 (a)	427,000	466,655
Biogen, Inc.
2.25%, 05/01/30 (a)	149,000	127,203
Block Financial LLC
2.50%, 07/15/28 (a)	424,000	378,127
3.88%, 08/15/30 (a)	135,000	123,470
BNP Paribas SA (2.82% fixed rate until 11/19/24; 1.37% + 3-month Term SOFR)
2.82%, 11/19/25 (a)(b)(g)	807,000	786,647
BNP Paribas SA (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
5.13%, 11/15/27 (a)(b)(g)	600,000	519,888
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	286,000	280,875
Boeing Co.
2.20%, 02/04/26 (a)	807,000	762,599
2.70%, 02/01/27 (a)	692,000	652,833
2.95%, 02/01/30 (a)	177,000	159,741
3.25%, 03/01/28 (a)	89,000	83,648
	Principal Amount	Fair Value
3.55%, 03/01/38 (a)	$117,000	$95,146
3.75%, 02/01/50 (a)	156,000	121,502
5.04%, 05/01/27 (a)	1,018,000	1,027,427
5.15%, 05/01/30 (a)	574,000	584,401
5.81%, 05/01/50 (a)	355,000	368,195
Boston Properties LP
3.40%, 06/21/29 (a)	738,000	663,551
Boston Scientific Corp.
4.70%, 03/01/49 (a)	45,000	43,314
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	350,000	248,028
3.38%, 02/08/61 (a)	402,000	291,209
4.81%, 02/13/33 (a)	663,000	669,066
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT thereafter)
4.38%, 06/22/25 (a)(b)	613,000	605,197
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT thereafter)
4.88%, 03/22/30 (a)(b)	437,000	409,849
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	343,000	281,847
2.35%, 11/13/40 (a)	190,000	132,630
3.20%, 06/15/26 (a)	167,000	162,087
3.40%, 07/26/29 (a)	94,000	89,134
3.55%, 03/15/42 (a)	184,000	150,541
4.13%, 06/15/39 (a)	249,000	224,571
4.25%, 10/26/49 (a)	249,000	216,062
4.35%, 11/15/47 (a)	34,000	29,943
4.55%, 02/20/48 (a)	69,000	62,805
6.25%, 11/15/53 (a)	260,000	297,853
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	594,000	527,508
3.90%, 03/15/27 (a)	117,000	111,496
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	171,000	140,441
3.19%, 11/15/36 (a)(g)	22,000	17,854
3.42%, 04/15/33 (a)(g)	1,339,000	1,176,258
3.47%, 04/15/34 (a)(g)	20,000	17,408
4.15%, 11/15/30 (a)	178,000	170,045
4.30%, 11/15/32 (a)	291,000	279,008
4.93%, 05/15/37 (a)(g)	239,000	231,194
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	1,578,000	1,475,398
Brown-Forman Corp.
4.00%, 04/15/38 (a)	75,000	67,967
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	102,000	98,335
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	258,000	227,355
4.55%, 09/01/44 (a)	387,000	361,168
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	141,000	120,194
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	319,000	309,829
4.95%, 06/01/47 (a)	193,000	175,252
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	603,000	556,539
3.10%, 12/02/51 (a)	199,000	144,036
3.50%, 05/01/50 (a)	228,000	174,867

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	$975,000	$963,631
Capital One Financial Corp.
3.75%, 07/28/26 (a)	542,000	519,176
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	172,000	169,915
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	812,000	658,516
Carrier Global Corp.
2.72%, 02/15/30 (a)	276,000	247,103
3.58%, 04/05/50 (a)	566,000	443,619
5.90%, 03/15/34 (a)(g)	325,000	351,764
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	421,000	333,474
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	300,000	248,931
3.75%, 02/15/52 (a)	350,000	258,045
Centene Corp.
3.00%, 10/15/30 (a)	288,000	250,692
3.38%, 02/15/30 (a)	1,363,000	1,223,061
4.25%, 12/15/27 (a)	1,757,000	1,697,016
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	500,000	427,870
Charles Schwab Corp.
2.45%, 03/03/27 (a)	4,155,000	3,868,097
2.90%, 03/03/32 (a)	255,000	219,884
Charles Schwab Corp. 2.01% + SOFR
6.14%, 08/24/34 (a)(b)	1,107,000	1,169,047
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT thereafter)
4.00%, 12/01/30 (a)(b)	736,000	583,309
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	1,476,000	1,515,483
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	398,000	281,390
3.70%, 04/01/51 (a)	1,212,000	789,351
4.80%, 03/01/50 (a)	599,000	466,220
5.05%, 03/30/29 (a)	506,000	501,026
5.75%, 04/01/48 (a)	157,000	139,586
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	797,000	798,921
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	1,234,000	1,178,754
Chevron Corp.
2.24%, 05/11/30 (a)	150,000	132,879
3.08%, 05/11/50 (a)	144,000	108,949
Chevron USA, Inc.
3.85%, 01/15/28 (a)	528,000	521,052
3.90%, 11/15/24 (a)	183,000	181,311
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	206,000	193,607
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	323,000	274,266
Cigna Group
2.40%, 03/15/30 (a)	299,000	261,963
3.25%, 04/15/25 (a)	270,000	263,525
3.40%, 03/01/27 - 03/15/51 (a)	452,000	380,560
	Principal Amount	Fair Value
4.13%, 11/15/25 (a)	$481,000	$475,016
4.38%, 10/15/28 (a)	150,000	148,818
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	151,000	167,654
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	2,500,000	2,315,925
Citibank NA
5.80%, 09/29/28 (a)	3,650,000	3,811,111
Citigroup, Inc.
4.45%, 09/29/27 (a)	320,000	312,605
4.65%, 07/23/48 (a)	692,000	640,238
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	440,000	367,272
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	268,000	238,901
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	2,149,000	1,933,477
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88%, 01/24/39 (a)(b)	126,000	108,787
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	856,000	797,638
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	580,000	601,553
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	769,000	729,804
Clorox Co.
1.80%, 05/15/30 (a)	409,000	341,531
CME Group, Inc.
2.65%, 03/15/32 (a)	329,000	292,405
3.75%, 06/15/28 (a)	158,000	154,573
CMS Energy Corp.
4.88%, 03/01/44 (a)	470,000	446,669
Coca-Cola Co.
2.60%, 06/01/50 (a)	291,000	200,630
2.75%, 06/01/60 (a)	225,000	155,984
Comcast Corp.
2.65%, 08/15/62 (a)	216,000	132,907
2.80%, 01/15/51 (a)	245,000	163,312
2.89%, 11/01/51 (a)	228,000	154,404
2.94%, 11/01/56 (a)	190,000	125,242
2.99%, 11/01/63 (a)	181,000	116,955
3.20%, 07/15/36 (a)	265,000	222,968
3.25%, 11/01/39 (a)	427,000	346,865
3.97%, 11/01/47 (a)	294,000	247,133
4.15%, 10/15/28 (a)	291,000	286,973
CommonSpirit Health
4.35%, 11/01/42	1,029,000	893,357
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	600,000	526,686
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	131,000	128,128
5.40%, 11/01/48 (a)	114,000	110,438
ConocoPhillips Co.
4.30%, 11/15/44 (a)	267,000	239,253

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
5.55%, 03/15/54 (a)	$568,000	$604,602
5.70%, 09/15/63 (a)	670,000	724,873
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	356,000	335,651
3.35%, 04/01/30 (a)	137,000	127,922
3.88%, 06/15/47 (a)	163,000	132,482
3.95%, 04/01/50 (a)	229,000	191,664
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	597,000	555,323
3.70%, 12/06/26 (a)	278,000	271,061
4.50%, 05/09/47 (a)	216,000	192,450
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	388,000	438,436
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	476,000	386,188
3.80%, 06/01/24 (a)	2,285,000	2,264,663
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	1,419,000	1,285,458
Corning, Inc.
4.38%, 11/15/57 (a)	144,000	125,829
Corp. Nacional del Cobre de Chile
6.30%, 09/08/53 (a)(g)	540,000	545,908
Corporate Office Properties LP
2.00%, 01/15/29 (a)	485,000	402,754
2.25%, 03/15/26 (a)	402,000	375,384
2.75%, 04/15/31 (a)	250,000	203,698
Credit Suisse AG
2.95%, 04/09/25 (a)	830,000	804,237
Crown Castle, Inc.
2.90%, 03/15/27 (a)	1,025,000	959,400
3.30%, 07/01/30 (a)	801,000	718,713
4.15%, 07/01/50 (a)	119,000	96,339
5.20%, 02/15/49 (a)	188,000	177,797
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	671,000	653,010
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	426,000	390,955
CubeSmart LP
2.50%, 02/15/32 (a)	579,000	481,056
4.38%, 02/15/29 (a)	431,000	418,367
Cummins, Inc.
1.50%, 09/01/30 (a)	294,000	245,005
2.60%, 09/01/50 (a)	294,000	195,063
CVS Health Corp.
3.00%, 08/15/26 (a)	361,000	345,253
3.25%, 08/15/29 (a)	299,000	278,417
3.63%, 04/01/27 (a)	340,000	329,637
3.75%, 04/01/30 (a)	248,000	233,804
3.88%, 07/20/25 (a)	209,000	205,271
4.25%, 04/01/50 (a)	180,000	150,521
4.30%, 03/25/28 (a)	30,000	29,489
4.78%, 03/25/38 (a)	222,000	209,859
5.00%, 12/01/24 (a)	486,000	482,997
5.13%, 07/20/45 (a)	215,000	203,766
5.30%, 06/01/33 - 12/05/43 (a)	1,222,000	1,233,361
5.88%, 06/01/53 (a)	307,000	323,458
6.00%, 06/01/63 (a)	149,000	158,695
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	695,000	618,050
2.50%, 12/14/31 (a)(g)	695,000	576,600
	Principal Amount	Fair Value
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	$521,000	$515,879
6.02%, 06/15/26 (a)	47,000	48,097
8.35%, 07/15/46 (a)	9,000	11,862
Deutsche Bank AG
3.70%, 05/30/24 (a)	300,000	297,111
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	1,596,000	1,459,095
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	800,000	656,712
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	1,330,000	1,399,187
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	610,000	626,757
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	247,481
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	284,000	256,960
3.25%, 11/15/39 (a)	160,000	132,805
3.40%, 11/15/49 (a)	84,000	66,479
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	398,000	354,124
3.25%, 12/01/26 (a)	249,000	241,582
3.50%, 12/01/29 (a)	214,000	198,849
4.40%, 03/24/51 (a)	197,000	163,762
Digital Realty Trust LP
3.60%, 07/01/29 (a)	465,000	436,974
Discover Bank
2.70%, 02/06/30 (a)	535,000	453,461
Discovery Communications LLC
3.95%, 03/20/28 (a)	209,000	199,077
4.95%, 05/15/42 (a)	79,000	64,560
5.00%, 09/20/37 (a)	96,000	86,082
Dollar General Corp.
3.50%, 04/03/30 (a)	170,000	156,667
4.13%, 04/03/50 (a)	253,000	200,626
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	335,000	329,057
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	401,000	394,127
3.38%, 04/01/30 (a)	468,000	431,225
Dover Corp.
2.95%, 11/04/29 (a)	292,000	264,304
Dow Chemical Co.
2.10%, 11/15/30 (a)	224,000	191,840
3.60%, 11/15/50 (a)	224,000	173,255
4.25%, 10/01/34 (a)	137,000	131,216
5.55%, 11/30/48 (a)	159,000	162,903
6.30%, 03/15/33 (a)	570,000	628,995
DTE Energy Co.
2.85%, 10/01/26 (a)	149,000	140,853
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	187,000	154,701
Duke Energy Corp.
2.55%, 06/15/31 (a)	717,000	611,866
3.30%, 06/15/41 (a)	650,000	498,511
3.50%, 06/15/51 (a)	650,000	478,335

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.75%, 09/01/46 (a)	$994,000	$769,585
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT thereafter)
4.88%, 09/16/24 (a)(b)	1,119,000	1,103,714
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	178,000	151,994
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	105,000	109,662
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	491,000	457,961
Eastman Chemical Co.
4.65%, 10/15/44 (a)	290,000	255,713
Eaton Corp.
3.10%, 09/15/27 (a)	179,000	171,369
Edison International
4.95%, 04/15/25 (a)	745,000	739,927
5.75%, 06/15/27 (a)	93,000	95,072
EIDP, Inc.
2.30%, 07/15/30 (a)	220,000	192,740
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	368,000	307,206
Elevance Health, Inc.
2.88%, 09/15/29 (a)	144,000	132,029
3.60%, 03/15/51 (a)	158,000	124,104
3.70%, 09/15/49 (a)	144,000	114,386
5.13%, 02/15/53 (a)	110,000	110,348
6.10%, 10/15/52 (a)	251,000	285,415
Eli Lilly & Co.
4.95%, 02/27/63 (a)	153,000	158,874
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	724,000	593,955
Emerson Electric Co.
1.80%, 10/15/27 (a)	190,000	173,459
2.75%, 10/15/50 (a)	145,000	99,374
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	41,000	40,369
Enbridge, Inc.
1.60%, 10/04/26 (a)	1,221,000	1,118,192
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT thereafter)
5.75%, 07/15/80 (a)(b)	738,000	678,960
Energy Transfer LP
4.50%, 04/15/24 (a)	311,000	309,722
4.95%, 06/15/28 (a)	95,000	94,777
5.30%, 04/01/44 - 04/15/47 (a)	482,000	444,035
5.35%, 05/15/45 (a)	398,000	369,710
5.75%, 02/15/33 (a)	287,000	296,577
6.10%, 12/01/28 (a)	1,583,000	1,666,567
6.13%, 12/15/45 (a)	79,000	79,916
6.40%, 12/01/30 (a)	452,000	483,527
6.50%, 02/01/42 (a)	224,000	236,981
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT thereafter)
6.75%, 05/15/25 (a)(b)	2,488,000	2,385,470
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	418,000	367,744
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25%, 08/16/77 (a)(b)	136,000	130,612
	Principal Amount	Fair Value
EOG Resources, Inc.
4.15%, 01/15/26 (a)	$188,000	$186,257
4.95%, 04/15/50 (a)	146,000	143,883
5.10%, 01/15/36 (a)	117,000	114,861
Equinix, Inc.
1.25%, 07/15/25 (a)	550,000	517,902
2.15%, 07/15/30 (a)	416,000	353,321
Equinor ASA
3.25%, 11/18/49 (a)	435,000	329,647
ERP Operating LP
4.50%, 07/01/44 (a)	96,000	85,177
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	227,000	202,162
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	485,000	332,632
Eversource Energy
3.45%, 01/15/50 (a)	317,000	229,181
Exelon Corp.
4.05%, 04/15/30 (a)	479,000	457,713
4.45%, 04/15/46 (a)	298,000	259,135
4.70%, 04/15/50 (a)	318,000	287,332
Extra Space Storage LP
2.20%, 10/15/30 (a)	411,000	342,042
3.90%, 04/01/29 (a)	268,000	254,193
5.90%, 01/15/31 (a)	1,185,000	1,238,384
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	876,000	782,505
3.45%, 04/15/51 (a)	454,000	357,321
FedEx Corp.
4.10%, 02/01/45 (a)	643,000	542,345
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	453,000	288,788
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	370,000	342,021
1.65%, 03/01/28 (a)	335,000	298,726
3.10%, 03/01/41 (a)	79,000	58,762
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	581,000	502,902
Fiserv, Inc.
3.50%, 07/01/29 (a)	195,000	183,657
4.40%, 07/01/49 (a)	114,000	100,718
Florida Power & Light Co.
2.85%, 04/01/25 (a)	803,000	783,953
4.13%, 02/01/42 (a)	174,000	156,708
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	355,000	298,725
Flowserve Corp.
2.80%, 01/15/32 (a)	451,000	373,554
Ford Motor Credit Co. LLC
3.81%, 01/09/24 (a)	945,000	944,631
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	516,000	484,684
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	535,000	492,109
General Dynamics Corp.
4.25%, 04/01/50 (a)	224,000	207,993
General Mills, Inc.
3.00%, 02/01/51 (a)	234,000	163,168
General Motors Co.
5.20%, 04/01/45 (a)	44,000	39,671
5.40%, 04/01/48 (a)	102,000	93,499
6.13%, 10/01/25 (a)	559,000	566,222
6.80%, 10/01/27 (a)	236,000	250,349

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	$664,000	$614,472
2.35%, 01/08/31 (a)	291,000	240,657
5.25%, 03/01/26 (a)	231,000	231,196
5.85%, 04/06/30 (a)	1,990,000	2,053,660
6.10%, 01/07/34 (a)	1,733,000	1,782,113
Genuine Parts Co.
2.75%, 02/01/32 (a)	306,000	256,015
George Washington University
4.13%, 09/15/48	905,000	806,319
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	743,000	703,160
3.60%, 03/01/25 (a)(g)	1,303,000	1,280,237
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	244,000	179,755
2.95%, 03/01/27 (a)	55,000	52,460
3.50%, 02/01/25 (a)	195,000	191,948
3.65%, 03/01/26 (a)	178,000	174,428
4.15%, 03/01/47 (a)	116,000	101,180
4.60%, 09/01/35 (a)	339,000	335,400
5.25%, 10/15/33 (a)	922,000	962,227
5.55%, 10/15/53 (a)	226,000	245,135
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	362,000	348,791
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	408,000	401,227
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	367,000	283,662
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	1,438,000	1,399,807
4.25%, 10/21/25 (a)	373,000	366,148
5.15%, 05/22/45 (a)	112,000	108,342
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	539,000	488,895
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	293,000	240,913
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	240,000	175,409
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	364,000	278,580
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	615,000	481,342
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81%, 04/23/29 (a)(b)	169,000	160,542
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02%, 10/31/38 (a)(b)	175,000	152,763
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22%, 05/01/29 (a)(b)	$278,000	$268,779
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	451,000	410,216
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	674,000	639,208
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	1,215,000	1,169,280
3.63%, 03/24/32 (a)	610,000	563,164
4.00%, 03/24/52 (a)	250,000	212,410
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,942
5.00%, 11/15/45 (a)	126,000	122,158
Hartford Financial Services Group, Inc. (7.77% fixed rate until 01/29/24; 2.39% + 3-month Term SOFR)
7.77%, 02/12/67 (a)(b)(g)	406,000	349,785
HCA, Inc.
3.13%, 03/15/27 (a)	940,000	891,270
3.50%, 09/01/30 (a)	335,000	303,865
3.63%, 03/15/32 (a)	265,000	237,045
4.63%, 03/15/52 (a)	559,000	477,073
5.38%, 02/01/25 (a)	2,524,000	2,522,965
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	405,000	345,514
3.20%, 06/01/50 (a)(g)	146,000	103,625
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	241,000	193,617
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	243,000	203,940
Hess Corp.
5.60%, 02/15/41 (a)	65,000	68,277
5.80%, 04/01/47 (a)	40,000	43,150
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	70,000	75,596
Highwoods Realty LP
4.13%, 03/15/28 (a)	175,000	161,047
4.20%, 04/15/29 (a)	427,000	387,485
7.65%, 02/01/34 (a)	385,000	416,158
Home Depot, Inc.
2.70%, 04/15/30 (a)	167,000	152,767
3.35%, 04/15/50 (a)	291,000	226,238
3.50%, 09/15/56 (a)	159,000	125,131
3.90%, 12/06/28 - 06/15/47 (a)	330,000	303,520
4.50%, 12/06/48 (a)	127,000	120,007
4.95%, 09/15/52 (a)	187,000	189,556
Honeywell International, Inc.
1.75%, 09/01/31 (a)	456,000	380,641
2.70%, 08/15/29 (a)	331,000	306,006
Hormel Foods Corp.
1.80%, 06/11/30 (a)	592,000	503,526
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	915,000	814,533
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	845,000	775,761

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	$520,000	$432,754
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	895,000	868,195
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT thereafter)
4.00%, 03/09/26 (a)(b)	724,000	664,741
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3-month Term SOFR)
4.29%, 09/12/26 (a)(b)	967,000	946,732
HSBC Holdings PLC (6.00% fixed rate until 5/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	601,000	572,885
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	800,000	921,656
Humana, Inc.
1.35%, 02/03/27 (a)	730,000	658,898
2.15%, 02/03/32 (a)	366,000	301,331
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	581,000	497,243
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	793,000	698,593
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	1,115,000	1,029,401
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	644,000	633,509
3.50%, 07/26/26 (a)(g)	388,000	370,412
6.13%, 07/27/27 (g)	500,000	513,015
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	323,000	230,470
ING Groep N.V. (6.44% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
6.44%, 04/01/27 (a)(b)	636,000	628,069
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	922,000	975,513
Ingredion, Inc.
3.90%, 06/01/50 (a)	154,000	114,012
Intel Corp.
2.00%, 08/12/31 (a)	452,000	382,076
2.45%, 11/15/29 (a)	560,000	504,342
2.80%, 08/12/41 (a)	523,000	392,637
3.10%, 02/15/60 (a)	266,000	183,622
5.63%, 02/10/43 (a)	618,000	662,082
5.70%, 02/10/53 (a)	437,000	472,908
5.90%, 02/10/63 (a)	333,000	371,065
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	147,000	117,951
2.65%, 09/15/40 (a)	98,000	73,142
International Business Machines Corp.
3.45%, 02/19/26 (a)	501,000	488,204
4.15%, 05/15/39 (a)	370,000	336,064
4.25%, 05/15/49 (a)	227,000	199,422
International Paper Co.
4.40%, 08/15/47 (a)	216,000	187,503
	Principal Amount	Fair Value
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	$1,243,000	$1,207,624
Intuit, Inc.
5.50%, 09/15/53 (a)	572,000	627,724
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	797,000	701,918
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	1,169,000	1,329,790
Jabil, Inc.
3.95%, 01/12/28 (a)	227,000	216,417
4.25%, 05/15/27 (a)	1,226,000	1,194,516
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,507,000	1,538,677
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	2,521,000	2,320,454
5.13%, 02/01/28 (a)	926,000	920,037
5.75%, 04/01/33 (a)	308,000	304,255
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	1,109,000	1,137,324
John Deere Capital Corp.
2.45%, 01/09/30 (a)	520,000	469,108
3.90%, 06/07/32 (a)	248,000	239,166
5.15%, 09/08/33 (a)	2,214,000	2,331,342
Johnson & Johnson
3.63%, 03/03/37 (a)	159,000	146,682
Johnson Controls International PLC
4.50%, 02/15/47 (a)	108,000	96,797
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	824,000	760,412
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	2,865,000	2,453,299
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96%, 05/13/31 (a)(b)	476,000	418,704
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	398,000	308,832
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88%, 07/24/38 (a)(b)	312,000	276,619
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3-month Term SOFR)
3.90%, 01/23/49 (a)(b)	933,000	776,331
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3-month Term SOFR)
3.96%, 01/29/27 (a)(b)	523,000	510,903
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01%, 04/23/29 (a)(b)	216,000	207,883

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03%, 07/24/48 (a)(b)	$211,000	$179,894
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49%, 03/24/31 (a)(b)	725,000	707,114
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60%, 02/01/25 (a)(b)	815,000	785,073
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	445,000	317,503
3.27%, 11/01/49 (a)	543,000	408,455
Kenvue, Inc.
4.90%, 03/22/33 (a)	1,439,000	1,482,012
5.05%, 03/22/53 (a)	367,000	379,709
5.20%, 03/22/63 (a)	255,000	266,840
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	325,000	298,756
3.80%, 05/01/50 (a)	248,000	201,220
KeyBank NA
4.90%, 08/08/32 (a)	750,000	660,967
KeyBank NA (5.74% fixed rate until 01/29/24; 0.32% + SOFR thereafter)
5.74%, 06/14/24 (a)(b)	2,700,000	2,678,967
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	55,000	47,244
5.00%, 03/01/43 (a)	111,000	99,384
6.38%, 03/01/41 (a)	96,000	98,589
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	1,419,000	1,305,594
5.05%, 02/15/46 (a)	90,000	80,548
5.20%, 06/01/33 (a)	322,000	320,264
KLA Corp.
3.30%, 03/01/50 (a)	290,000	221,653
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	461,000	451,863
Kroger Co.
2.20%, 05/01/30 (a)	262,000	224,348
4.65%, 01/15/48 (a)	108,000	96,936
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	567,000	516,543
2.70%, 10/15/28 (a)	975,000	859,774
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	236,000	231,431
Lear Corp.
4.25%, 05/15/29 (a)	194,000	186,618
Leidos, Inc.
3.63%, 05/15/25 (a)	243,000	237,020
4.38%, 05/15/30 (a)	1,061,000	1,015,122
5.75%, 03/15/33 (a)	577,000	600,553
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	146,000	105,536
Lincoln National Corp.
4.35%, 03/01/48 (a)	465,000	371,502
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	357,436
	Principal Amount	Fair Value
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT thereafter)
2.44%, 02/05/26 (a)(b)	$600,000	$579,150
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	104,000	102,190
3.80%, 03/01/45 (a)	84,000	72,384
4.50%, 05/15/36 (a)	266,000	263,422
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	194,000	170,456
1.70%, 09/15/28 - 10/15/30 (a)	602,000	524,809
3.00%, 10/15/50 (a)	294,000	200,232
3.70%, 04/15/46 (a)	103,000	81,449
4.05%, 05/03/47 (a)	247,000	203,733
5.63%, 04/15/53 (a)	461,000	485,982
LYB International Finance III LLC
1.25%, 10/01/25 (a)	230,000	214,901
3.63%, 04/01/51 (a)	147,000	107,320
3.80%, 10/01/60 (a)	146,000	103,953
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	2,064,000	1,955,392
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	286,000	192,395
Masco Corp.
3.50%, 11/15/27 (a)	84,000	79,758
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	211,000	173,611
3.25%, 11/15/25 (a)	2,106,000	2,035,660
McDonald's Corp.
3.60%, 07/01/30 (a)	437,000	414,748
3.63%, 09/01/49 (a)	178,000	143,055
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	2,034,000	2,034,122
Medtronic, Inc.
4.63%, 03/15/45 (a)	38,000	37,010
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	506,000	443,190
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	1,526,000	1,540,940
Merck & Co., Inc.
1.90%, 12/10/28 (a)	847,000	762,715
2.45%, 06/24/50 (a)	399,000	263,468
2.75%, 12/10/51 (a)	282,000	194,261
2.90%, 12/10/61 (a)	157,000	105,182
4.00%, 03/07/49 (a)	106,000	93,650
4.50%, 05/17/33 (a)	603,000	607,299
5.00%, 05/17/53 (a)	339,000	349,031
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	928,000	882,519
4.45%, 08/15/52 (a)	619,000	569,598
MetLife, Inc.
4.72%, 12/15/44 (a)	167,000	156,983
Micron Technology, Inc.
3.37%, 11/01/41 (a)	379,000	284,693
3.48%, 11/01/51 (a)	529,000	385,911
Microsoft Corp.
2.40%, 08/08/26 (a)	208,000	198,501
2.68%, 06/01/60 (a)	117,000	78,528
2.92%, 03/17/52 (a)	886,000	652,690

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.45%, 08/08/36 (a)	$79,000	$72,650
3.50%, 02/12/35 (a)	212,000	200,995
Mid-America Apartments LP
2.88%, 09/15/51 (a)	451,000	295,743
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24 (a)	991,000	976,502
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	3,088,000	2,932,334
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	93,000	79,366
Morgan Stanley
3.63%, 01/20/27 (a)	207,000	200,790
3.97%, 07/22/38 (a)(b)	197,000	172,718
4.35%, 09/08/26 (a)	585,000	574,476
4.38%, 01/22/47 (a)	220,000	198,297
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	453,000	413,929
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	1,813,000	1,439,105
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	1,007,000	671,770
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	1,434,000	1,218,828
MPLX LP
2.65%, 08/15/30 (a)	336,000	290,250
5.20%, 12/01/47 (a)	102,000	93,227
Mylan, Inc.
5.20%, 04/15/48 (a)	145,000	120,188
Nasdaq, Inc.
5.95%, 08/15/53 (a)	222,000	239,045
6.10%, 06/28/63 (a)	303,000	328,900
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	996,000	825,037
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT thereafter)
3.75%, 11/01/29 (a)(b)	575,000	560,826
Nevada Power Co.
6.00%, 03/15/54 (a)	346,000	379,669
NewMarket Corp.
2.70%, 03/18/31 (a)	300,000	252,303
Newmont Corp.
4.88%, 03/15/42 (a)	169,000	164,679
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	290,000	271,652
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	470,000	407,683
NIKE, Inc.
3.38%, 03/27/50 (a)	143,000	117,199
	Principal Amount	Fair Value
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	$586,000	$516,852
NiSource, Inc.
3.60%, 05/01/30 (a)	325,000	303,222
3.95%, 03/30/48 (a)	95,000	76,933
5.25%, 03/30/28 (a)	2,370,000	2,420,410
NNN REIT, Inc.
4.00%, 11/15/25 (a)	273,000	267,404
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	183,000	156,258
Northern Trust Corp.
6.13%, 11/02/32 (a)	618,000	663,627
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	775,000	580,273
NOV, Inc.
3.60%, 12/01/29 (a)	435,000	402,227
Novant Health, Inc.
3.32%, 11/01/61 (a)	310,000	208,748
Novartis Capital Corp.
2.20%, 08/14/30 (a)	476,000	419,185
3.00%, 11/20/25 (a)	41,000	39,897
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	1,765,000	1,770,219
NVIDIA Corp.
2.85%, 04/01/30 (a)	146,000	135,051
3.50%, 04/01/50 (a)	194,000	162,099
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	880,000	629,825
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	1,017,000	1,057,833
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	267,000	243,798
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	106,000	85,560
ONEOK, Inc.
4.35%, 03/15/29 (a)	271,000	263,320
5.80%, 11/01/30 (a)	2,304,000	2,397,473
6.10%, 11/15/32 (a)	444,000	471,799
6.63%, 09/01/53 (a)	737,000	826,317
Oracle Corp.
1.65%, 03/25/26 (a)	541,000	504,445
2.30%, 03/25/28 (a)	200,000	182,156
2.65%, 07/15/26 (a)	302,000	286,474
2.88%, 03/25/31 (a)	288,000	255,047
2.95%, 04/01/30 (a)	438,000	395,317
3.60%, 04/01/50 (a)	291,000	215,520
3.65%, 03/25/41 (a)	318,000	252,835
3.80%, 11/15/37 (a)	92,000	78,287
3.95%, 03/25/51 (a)	319,000	250,744
4.00%, 07/15/46 - 11/15/47 (a)	436,000	347,678
4.10%, 03/25/61 (a)	378,000	288,841
5.55%, 02/06/53 (a)	279,000	279,444
6.15%, 11/09/29 (a)	1,086,000	1,167,374
6.90%, 11/09/52 (a)	293,000	343,419
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	504,000	484,944
2.57%, 02/15/30 (a)	179,000	159,371
3.36%, 02/15/50 (a)	170,000	131,835

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Owens Corning
3.88%, 06/01/30 (a)	$1,300,000	$1,221,636
4.40%, 01/30/48 (a)	125,000	108,841
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	267,000	240,789
2.50%, 02/01/31 (a)	478,000	394,814
3.00%, 06/15/28 (a)	451,000	411,064
3.30%, 08/01/40 (a)	478,000	350,355
3.50%, 08/01/50 (a)	208,000	144,121
4.30%, 03/15/45 (a)	318,000	248,666
PacifiCorp
2.70%, 09/15/30 (a)	289,000	249,965
2.90%, 06/15/52 (a)	720,000	463,586
6.25%, 10/15/37 (a)	451,000	483,702
Packaging Corp. of America
3.05%, 10/01/51 (a)	395,000	276,220
Paramount Global
2.90%, 01/15/27 (a)	72,000	66,696
3.70%, 06/01/28 (a)	131,000	120,998
5.25%, 04/01/44 (a)	50,000	40,917
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	261,000	245,671
4.50%, 09/15/29 (a)	462,000	463,566
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	568,000	602,160
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	385,000	365,789
3.25%, 06/01/50 (a)	221,000	165,772
PepsiCo, Inc.
1.63%, 05/01/30 (a)	280,000	238,613
2.63%, 07/29/29 (a)	376,000	346,631
2.75%, 10/21/51 (a)	696,000	494,988
Petroleos Mexicanos
6.70%, 02/16/32 (a)	1,516,000	1,257,279
7.69%, 01/23/50 (a)	879,000	626,156
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,847,000	1,847,314
4.75%, 05/19/33 (a)	610,000	611,104
5.30%, 05/19/53 (a)	216,000	220,908
5.34%, 05/19/63 (a)	418,000	422,661
Pfizer, Inc.
2.70%, 05/28/50 (a)	565,000	393,404
3.90%, 03/15/39 (a)	178,000	157,802
4.13%, 12/15/46 (a)	121,000	107,674
4.40%, 05/15/44 (a)	74,000	69,980
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	309,000	295,435
2.10%, 05/01/30 (a)	147,000	126,483
3.38%, 08/15/29 (a)	216,000	202,377
4.13%, 03/04/43 (a)	84,000	71,285
5.13%, 02/15/30 (a)	981,000	998,481
5.38%, 02/15/33 (a)	268,000	275,022
5.63%, 11/17/29 (a)	472,000	495,100
Phillips 66 Co.
2.15%, 12/15/30 (a)	1,612,000	1,359,529
3.15%, 12/15/29 (a)	826,000	760,168
3.30%, 03/15/52 (a)	480,000	344,333
3.75%, 03/01/28 (a)	110,000	105,767
4.68%, 02/15/45 (a)	187,000	170,020
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	596,000	613,236
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	871,000	809,159
	Principal Amount	Fair Value
2.15%, 01/15/31 (a)	$255,000	$217,087
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	422,000	388,510
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	350,000	335,633
Precision Castparts Corp.
4.38%, 06/15/45 (a)	170,000	154,340
Progressive Corp.
3.00%, 03/15/32 (a)	613,000	547,115
3.70%, 03/15/52 (a)	103,000	83,590
Prologis LP
3.05%, 03/01/50 (a)	126,000	90,290
3.25%, 06/30/26 (a)	170,000	164,427
Prospect Capital Corp.
3.36%, 11/15/26 (a)	531,000	477,608
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	294,000	242,521
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	343,000	333,612
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	340,000	327,097
Public Storage Operating Co.
5.35%, 08/01/53 (a)	286,000	299,599
PVH Corp.
4.63%, 07/10/25 (a)	845,000	831,294
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	52,000	47,699
4.50%, 05/20/52 (a)	616,000	575,658
Quanta Services, Inc.
2.35%, 01/15/32 (a)	486,000	402,943
3.05%, 10/01/41 (a)	527,000	388,768
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	116,000	103,829
Realty Income Corp.
2.85%, 12/15/32 (a)	276,000	235,111
3.00%, 01/15/27 (a)	84,000	79,733
3.25%, 01/15/31 (a)	280,000	254,666
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	566,000	465,377
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,135,000	972,320
Reliance Industries Ltd.
3.63%, 01/12/52 (a)(g)	1,000,000	729,040
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	738,000	746,266
Republic Services, Inc.
2.38%, 03/15/33 (a)	795,000	664,946
5.00%, 04/01/34 (a)	564,000	577,547
Reynolds American, Inc.
4.45%, 06/12/25 (a)	13,000	12,850
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	428,000	292,898
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	107,000	96,807
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	157,000	101,984
4.20%, 03/01/49 (a)	201,000	180,994
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	79,000	74,051

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	$305,000	$279,395
Ross Stores, Inc.
4.70%, 04/15/27 (a)	110,000	108,840
Royalty Pharma PLC
1.20%, 09/02/25 (a)	485,000	452,796
1.75%, 09/02/27 (a)	245,000	219,927
2.20%, 09/02/30 (a)	104,000	87,532
3.30%, 09/02/40 (a)	62,000	46,741
RPM International, Inc.
3.75%, 03/15/27 (a)	160,000	153,832
RTX Corp.
1.90%, 09/01/31 (a)	574,000	467,035
2.82%, 09/01/51 (a)	341,000	225,145
3.13%, 05/04/27 (a)	440,000	418,594
3.50%, 03/15/27 (a)	229,000	220,696
3.95%, 08/16/25 (a)	187,000	184,352
4.15%, 05/15/45 (a)	178,000	151,893
4.45%, 11/16/38 (a)	147,000	135,393
6.10%, 03/15/34 (a)	635,000	688,543
6.40%, 03/15/54 (a)	480,000	556,243
Ryder System, Inc.
2.90%, 12/01/26 (a)	744,000	702,076
Salesforce, Inc.
1.95%, 07/15/31 (a)	498,000	425,382
2.70%, 07/15/41 (a)	493,000	376,795
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	1,243,000	1,177,718
4.38%, 04/16/49 (a)(g)	256,000	221,012
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	329,000	319,485
Schlumberger Investment S.A.
4.85%, 05/15/33 (a)	1,273,000	1,293,330
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	1,794,000	1,615,246
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	126,000	121,896
Sempra
3.80%, 02/01/38 (a)	119,000	101,899
4.00%, 02/01/48 (a)	130,000	107,038
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT thereafter)
4.13%, 04/01/52 (a)(b)	795,000	684,821
Shell International Finance BV
2.38%, 11/07/29 (a)	867,000	780,309
3.13%, 11/07/49 (a)	490,000	360,552
3.75%, 09/12/46 (a)	84,000	69,851
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	89,000	85,641
Simon Property Group LP
3.38%, 06/15/27 (a)	201,000	192,761
Sonoco Products Co.
2.85%, 02/01/32 (a)	556,000	474,479
Southern California Edison Co.
4.00%, 04/01/47 (a)	574,000	470,875
4.20%, 03/01/29 (a)	436,000	427,358
5.65%, 10/01/28 (a)	3,017,000	3,145,886
Southern Co.
3.25%, 07/01/26 (a)	111,000	107,069
3.70%, 04/30/30 (a)	670,000	631,783
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	312,000	243,270
	Principal Amount	Fair Value
4.40%, 05/30/47 (a)	$51,000	$43,150
Southwest Airlines Co.
2.63%, 02/10/30 (a)	438,000	382,886
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	249,000	234,030
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	63,000	60,666
4.50%, 03/15/45 (a)	48,000	41,148
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	892,000	725,035
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3-month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	899,000	869,549
Starbucks Corp.
4.00%, 11/15/28 (a)	174,000	171,374
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,258,000	1,081,691
3.75%, 03/15/51 (a)	604,000	468,227
Stryker Corp.
1.95%, 06/15/30 (a)	667,000	570,425
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(g)	2,135,000	2,127,527
6.18%, 07/13/43 (a)	1,107,000	1,233,231
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	2,221,000	2,018,845
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	67,000	53,087
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	1,238,000	1,125,070
Sysco Corp.
3.25%, 07/15/27 (a)	171,000	163,568
5.95%, 04/01/30 (a)	57,000	60,666
6.60%, 04/01/50 (a)	67,000	78,476
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	171,468
3.03%, 07/09/40 (a)	300,000	230,958
3.18%, 07/09/50 (a)	300,000	214,704
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	1,395,000	1,351,281
4.00%, 04/14/32 (a)	308,000	292,988
Tampa Electric Co.
2.40%, 03/15/31 (a)	602,000	508,124
3.45%, 03/15/51 (a)	474,000	344,645
4.35%, 05/15/44 (a)	376,000	320,845
Tapestry, Inc.
4.13%, 07/15/27 (a)	50,000	47,612
7.35%, 11/27/28 (a)	2,705,000	2,838,925
7.85%, 11/27/33 (a)	570,000	608,652
Targa Resources Corp.
6.50%, 03/30/34 (a)	1,733,000	1,874,257
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	1,390,000	1,373,820

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Target Corp.
1.95%, 01/15/27 (a)	$203,000	$189,407
Teck Resources Ltd.
5.40%, 02/01/43 (a)	175,000	167,311
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	222,510
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	226,000	209,079
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	350,000	265,769
Time Warner Cable LLC
6.55%, 05/01/37 (a)	126,000	124,230
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	1,850,000	1,692,195
3.75%, 04/15/27 (a)	656,000	636,582
4.50%, 04/15/50 (a)	85,000	75,252
4.80%, 07/15/28 (a)	1,692,000	1,705,553
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	1,228,000	1,087,775
4.46%, 06/08/32 (a)	649,000	630,646
Tractor Supply Co.
5.25%, 05/15/33 (a)	596,000	611,603
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	302,000	296,413
3.80%, 03/21/29 (a)	399,000	386,579
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	405,000	394,640
4.88%, 01/15/26 (a)	92,000	91,776
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	799,000	754,144
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	189,000	183,279
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	730,000	482,895
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT thereafter)
4.80%, 09/01/24 (a)(b)	1,103,000	1,012,918
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	92,000	82,162
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	194,000	185,148
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	1,355,000	1,285,949
UBS Group AG
4.28%, 01/09/28 (a)(g)	593,000	573,330
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 year CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	500,000	538,750
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 year CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	449,011
UDR, Inc.
2.10%, 08/01/32 (a)	370,000	290,820
3.00%, 08/15/31 (a)	236,000	208,749
Union Pacific Corp.
3.55%, 05/20/61 (a)	340,000	256,547
3.60%, 09/15/37 (a)	63,000	56,000
	Principal Amount	Fair Value
3.80%, 04/06/71 (a)	$156,000	$123,490
4.10%, 09/15/67 (a)	106,000	88,114
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	459,000	396,865
4.20%, 05/15/32 (a)	480,000	469,378
4.45%, 12/15/48 (a)	313,000	287,030
4.75%, 07/15/45 - 05/15/52 (a)	732,000	706,341
5.05%, 04/15/53 (a)	369,000	373,266
5.20%, 04/15/63 (a)	678,000	692,970
6.05%, 02/15/63 (a)	205,000	237,048
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	2,498,000	2,418,314
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	970,000	1,004,968
Ventas Realty LP
3.25%, 10/15/26 (a)	220,000	208,358
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	794,000	660,989
2.55%, 03/21/31 (a)	370,000	319,095
3.00%, 03/22/27 (a)	1,019,000	968,906
3.40%, 03/22/41 (a)	398,000	317,723
3.55%, 03/22/51 (a)	299,000	230,676
3.70%, 03/22/61 (a)	375,000	287,029
4.40%, 11/01/34 (a)	1,011,000	973,633
4.86%, 08/21/46 (a)	597,000	570,344
Viatris, Inc.
1.65%, 06/22/25 (a)	2,123,000	2,010,502
4.00%, 06/22/50 (a)	240,000	168,907
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	318,000	263,654
Visa, Inc.
2.70%, 04/15/40 (a)	300,000	231,948
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	1,119,000	1,102,081
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	512,000	474,706
3.20%, 04/21/31 (a)(g)	800,000	689,280
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	1,015,000	894,591
Vontier Corp.
2.40%, 04/01/28 (a)	459,000	405,320
2.95%, 04/01/31 (a)	600,000	504,894
Vornado Realty LP
2.15%, 06/01/26 (a)	705,000	635,706
3.50%, 01/15/25 (a)	188,000	182,055
Vulcan Materials Co.
3.90%, 04/01/27 (a)	88,000	85,115
Walmart, Inc.
1.80%, 09/22/31 (a)	379,000	321,373
2.50%, 09/22/41 (a)	379,000	280,536
2.65%, 09/22/51 (a)	178,000	124,265
Walt Disney Co.
2.65%, 01/13/31 (a)	428,000	381,014
3.38%, 11/15/26 (a)	67,000	65,052
3.60%, 01/13/51 (a)	281,000	226,095
4.75%, 11/15/46 (a)	44,000	42,200
6.65%, 11/15/37 (a)	284,000	333,762
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	1,850,000	1,692,509
5.05%, 03/15/42 (a)	161,000	141,950
5.14%, 03/15/52 (a)	157,000	135,089
5.39%, 03/15/62 (a)	157,000	135,020

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Waste Connections, Inc.
2.20%, 01/15/32 (a)	$518,000	$432,561
2.95%, 01/15/52 (a)	518,000	365,138
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	67,000	65,243
Wells Fargo & Co.
4.15%, 01/24/29 (a)	540,000	525,344
4.75%, 12/07/46 (a)	609,000	537,918
5.88%, 06/15/25 (a)(b)	1,009,000	998,971
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	637,000	610,533
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	1,222,000	1,119,169
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	609,000	460,441
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3-month Term SOFR)
3.20%, 06/17/27 (a)(b)	1,427,000	1,364,383
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	716,000	626,171
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	865,000	942,063
Westlake Corp.
2.88%, 08/15/41 (a)	203,000	143,635
3.13%, 08/15/51 (a)	225,000	149,310
3.38%, 08/15/61 (a)	228,000	147,537
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT thereafter)
2.89%, 02/04/30 (a)(b)	450,000	433,651
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT thereafter)
4.11%, 07/24/34 (a)(b)	325,000	297,908
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	405,000	333,003
Williams Cos., Inc.
3.75%, 06/15/27 (a)	73,000	70,369
4.85%, 03/01/48 (a)	144,000	131,008
4.90%, 01/15/45 (a)	341,000	310,429
5.30%, 08/15/52 (a)	251,000	243,628
5.40%, 03/04/44 (a)	50,000	48,736
Willis North America, Inc.
3.88%, 09/15/49 (a)	293,000	226,723
Workday, Inc.
3.50%, 04/01/27 (a)	512,000	495,114
3.70%, 04/01/29 (a)	1,025,000	984,400
WPP Finance 2010
3.75%, 09/19/24 (a)	175,000	171,845
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	399,000	367,922
Zoetis, Inc.
3.00%, 09/12/27 (a)	91,000	86,390
3.90%, 08/20/28 (a)	218,000	213,431
	Principal Amount	Fair Value
5.60%, 11/16/32 (a)	$1,090,000	$1,168,676
		446,441,792
Non-Agency Collateralized Mortgage Obligations - 5.7%
Bank
3.18%, 09/15/60 (a)	20,509,000	19,107,173
4.41%, 11/15/61 (a)(b)	8,550,000	8,306,394
BPR Trust 1.90% + 3-month Term SOFR
7.26%, 04/15/37 (a)(b)(g)	3,084,865	3,034,455
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	4,022,000	3,571,011
CD Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	6,508,557
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	2,942,926	2,688,508
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	1,602,000	1,319,442
4.53%, 02/10/47 (a)(b)	1,940,000	1,891,317
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	13,110,000	11,560,425
3.05%, 11/10/52 (a)	6,397,000	5,714,228
4.14%, 03/10/51 (a)(b)	2,609,000	2,444,102
4.42%, 11/10/48 (a)(b)	3,270,000	2,615,949
Impac CMB Trust (6.19% fixed rate until 01/25/24; 0.83% + 1-month Term SOFR)
6.19%, 10/25/34 (b)	106,780	105,001
JPMBB Commercial Mortgage Securities Trust
4.65%, 11/15/48 (a)(b)	2,174,000	1,112,588
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	5,524	501
Morgan Stanley Bank of America Merrill Lynch Trust
0.84%, 03/15/48 (a)(b)(d)	24,579,697	176,188
Wells Fargo Commercial Mortgage Trust
1.18%, 02/15/48 (a)(b)(d)	18,796,161	184,745
4.32%, 08/15/50 (a)	4,152,195	3,526,230
WFRBS Commercial Mortgage Trust
4.35%, 03/15/47 (a)(b)	4,333,000	4,255,800
		78,122,614
Sovereign Bonds - 1.1%
Chile Government International Bonds
2.55%, 01/27/32 (a)	2,507,000	2,151,608
3.63%, 10/30/42 (a)	150,000	121,318
3.86%, 06/21/47 (a)	860,000	703,463
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	578,000	553,972
4.35%, 01/11/48 (a)	232,000	214,892
Mexico Government International Bonds
4.60%, 02/10/48 (a)	972,000	801,628
4.75%, 03/08/44 (a)	2,068,000	1,774,344
Panama Government International Bonds
3.16%, 01/23/30 (a)	1,217,000	1,037,578
3.87%, 07/23/60 (a)	826,000	494,163
4.50%, 05/15/47 (a)	530,000	375,696

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Peru Government International Bonds
1.86%, 12/01/32 (a)	$1,230,000	$962,426
2.78%, 12/01/60 (a)	2,055,000	1,279,875
5.63%, 11/18/50 (a)	884,000	921,075
Philippines Government International Bonds
3.95%, 01/20/40 (a)	835,000	755,792
Qatar Government International Bonds
3.38%, 03/14/24 (a)(g)	1,045,000	1,038,855
4.82%, 03/14/49 (a)(g)	275,000	267,905
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	884,133	886,370
		14,340,960
Municipal Bonds and Notes - 0.5%
American Municipal Power, Inc., OH
6.27%, 02/15/50	1,005,000	1,095,594
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	1,025,000	812,006
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	1,870,000	1,706,309
	Principal Amount	Fair Value
State of California, CA
4.60%, 04/01/38	$1,840,000	$1,773,942
State of Illinois, IL
5.10%, 06/01/33	745,000	737,133
		6,124,984
Total Bonds and Notes (Cost $1,339,885,721)		1,267,839,128
Total Investments in Securities (Cost $1,339,885,721)		1,267,839,128

	Number of Shares
Short-Term Investments - 15.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (a)(h)(i) (Cost $207,278,827)	207,278,827	207,278,827
Total Investments (Cost $1,547,164,548)		1,475,117,955
Liabilities in Excess of Other Assets, net - (8.4)%		(114,344,445)
NET ASSETS - 100.0%		$1,360,773,510

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$32,202	5.00%/ Quarterly	12/20/28	$1,878,429	$3,868	$1,874,561

The Fund had the following long futures contracts open at December 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2024	121	$14,048,222	$15,117,438	$1,069,216
10 Yr. U.S. Treasury Ultra Futures	March 2024	1,683	189,407,624	198,620,297	9,212,673
2 Yr. U.S. Treasury Notes Futures	March 2024	237	48,305,846	48,801,632	495,786
Ultra Long-Term U.S. Treasury Bond Futures	March 2024	136	16,435,000	18,168,750	1,733,750
5 Yr. U.S. Treasury Notes Futures	March 2024	771	81,804,305	83,864,321	2,060,016
					$14,571,441

The Fund had the following short futures contracts open at December 31, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2024	535	$(58,513,368)	$(60,396,484)	$(1,883,116)
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to $54,983,402 or 4.04% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$385,903,081	$—	$385,903,081
Agency Mortgage Backed	—	327,228,031	—	327,228,031
Agency Collateralized Mortgage Obligations	—	9,484,447	—	9,484,447
Asset Backed	—	193,219	—	193,219
Corporate Notes	—	446,441,792	—	446,441,792
Non-Agency Collateralized Mortgage Obligations	—	78,122,614	—	78,122,614
Sovereign Bonds	—	14,340,960	—	14,340,960
Municipal Bonds and Notes	—	6,124,984	—	6,124,984
Short-Term Investments	207,278,827	—	—	207,278,827
Total Investments in Securities	$207,278,827	$1,267,839,128	$—	$1,475,117,955
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	1,874,561	—	1,874,561
Long Futures Contracts - Unrealized Appreciation	14,571,441	—	—	14,571,441
Short Futures Contracts - Unrealized Depreciation	(1,883,116)	—	—	(1,883,116)
Total Other Financial Instruments	$12,688,325	$1,874,561	$—	$14,562,886

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	253,949,684	$253,949,684	$101,430,839	$148,101,696	$—	$—	207,278,827	$207,278,827	$3,211,941
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.4% †
Aerospace & Defense - 0.5%
RTX Corp.	424,229	$35,694,628
Apparel Retail - 1.0%
Ross Stores, Inc.	465,613	64,436,183
Application Software - 3.1%
Adobe, Inc. (a)	85,662	51,105,949
Intuit, Inc.	36,218	22,637,336
Salesforce, Inc. (a)	371,997	97,887,291
Splunk, Inc. (a)	190,880	29,080,568
		200,711,144
Automobile Manufacturers - 1.1%
General Motors Co.	885,699	31,814,308
Tesla, Inc. (a)	163,117	40,531,312
		72,345,620
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	40,393	38,376,581
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	705,791	68,052,368
Vertex Pharmaceuticals, Inc. (a)	125,615	51,111,488
		119,163,856
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	1,942,150	295,090,271
Building Products - 0.6%
Trane Technologies PLC	147,539	35,984,762
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	26,463	10,285,639
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	68,229	34,040,130
Consumer Staples Merchandise Retail - 2.5%
Costco Wholesale Corp.	98,174	64,802,694
Target Corp.	398,768	56,792,538
Walmart, Inc.	262,009	41,305,719
		162,900,951
Diversified Banks - 2.8%
Bank of America Corp.	3,853,599	129,750,678
JPMorgan Chase & Co.	296,235	50,389,574
		180,140,252
Diversified Support Services - 1.0%
Cintas Corp.	50,718	30,565,710
Copart, Inc. (a)	641,862	31,451,238
		62,016,948
Electric Utilities - 1.2%
NextEra Energy, Inc.	1,250,949	75,982,642
Electrical Components & Equipment - 1.1%
Eaton Corp. PLC	283,523	68,278,009
Electronic Components - 1.1%
Amphenol Corp., Class A	724,130	71,783,007
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.3%
Waste Management, Inc.	455,009	$81,492,112
Financial Exchanges & Data - 2.8%
CME Group, Inc.	254,530	53,604,018
MSCI, Inc.	40,632	22,983,491
S&P Global, Inc.	243,224	107,145,036
		183,732,545
Healthcare Equipment - 1.9%
Becton Dickinson & Co.	120,583	29,401,753
Edwards Lifesciences Corp. (a)	411,023	31,340,504
IDEXX Laboratories, Inc. (a)	35,501	19,704,830
Teleflex, Inc.	82,669	20,612,688
Zimmer Biomet Holdings, Inc.	185,626	22,590,684
		123,650,459
Home Improvement Retail - 0.8%
Home Depot, Inc.	141,682	49,099,897
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	115,727	26,097,596
Household Products - 0.9%
Procter & Gamble Co.	413,176	60,546,811
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	195,725	41,045,490
Industrial Gases - 1.4%
Linde PLC	226,323	92,953,119
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	195,091	89,878,424
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	104,786	19,853,803
Integrated Oil & Gas - 0.8%
Chevron Corp.	327,003	48,775,768
Interactive Media & Services - 7.7%
Alphabet, Inc., Class C (a)	265,985	37,485,266
Alphabet, Inc., Class A (a)	2,000,767	279,487,142
Meta Platforms, Inc., Class A (a)	520,704	184,308,388
		501,280,796
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	442,695	30,457,416
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	76,807	26,952,344
Life Sciences Tools & Services - 2.2%
IQVIA Holdings, Inc. (a)	219,118	50,699,523
Thermo Fisher Scientific, Inc.	174,909	92,839,948
		143,539,471
Managed Healthcare - 2.9%
Humana, Inc.	172,625	79,029,451
UnitedHealth Group, Inc.	206,684	108,812,926
		187,842,377
Movies & Entertainment - 0.4%
Walt Disney Co.	274,483	24,783,070

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
American International Group, Inc.	214,080	$14,503,920
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	233,789	83,383,185
Multi-Utilities - 0.9%
CMS Energy Corp.	307,711	17,868,778
Sempra	555,609	41,520,660
		59,389,438
Oil & Gas Equipment & Services - 1.1%
Schlumberger N.V.	1,398,579	72,782,051
Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	707,344	82,101,418
Pioneer Natural Resources Co.	133,811	30,091,418
		112,192,836
Packaged Foods & Meats - 0.6%
Mondelez International, Inc., Class A	560,467	40,594,625
Personal Care Products - 1.0%
Kenvue, Inc.	2,946,974	63,448,350
Pharmaceuticals - 4.5%
AstraZeneca PLC ADR (b)	538,218	36,248,982
Bristol-Myers Squibb Co.	380,489	19,522,891
Elanco Animal Health, Inc. (a)	1,350,675	20,125,057
Johnson & Johnson	689,773	108,115,020
Merck & Co., Inc.	1,017,544	110,932,647
		294,944,597
Property & Casualty Insurance - 1.1%
Chubb Ltd.	306,322	69,228,772
Rail Transportation - 0.6%
Union Pacific Corp.	160,730	39,478,503
Regional Banks - 0.5%
Regions Financial Corp.	1,524,824	29,551,089
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	31,940	6,260,240
Restaurants - 0.5%
McDonald's Corp.	114,107	33,833,867
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	381,080	61,761,636
ASML Holding N.V. (b)	85,751	64,906,647
		126,668,283
Semiconductors - 8.7%
Advanced Micro Devices, Inc. (a)	349,763	51,558,564
ARM Holdings PLC ADR (a)(b)	171,527	12,889,396
Broadcom, Inc.	115,742	129,197,008
	Number of Shares	Fair Value
NVIDIA Corp.	553,511	$274,109,717
ON Semiconductor Corp. (a)	703,202	58,738,463
Texas Instruments, Inc.	220,399	37,569,214
		564,062,362
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	501,096	28,868,140
PepsiCo, Inc.	227,751	38,681,230
		67,549,370
Specialty Chemicals - 0.5%
DuPont de Nemours, Inc.	132,663	10,205,765
Ecolab, Inc.	73,709	14,620,180
International Flavors & Fragrances, Inc.	114,467	9,268,393
		34,094,338
Systems Software - 8.6%
Microsoft Corp.	1,266,630	476,303,545
Oracle Corp.	343,814	36,248,310
ServiceNow, Inc. (a)	63,434	44,815,487
		557,367,342
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	1,945,628	374,591,759
Telecom Tower REITs - 1.1%
American Tower Corp.	341,670	73,759,720
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	150,137	86,091,559
WW Grainger, Inc.	22,563	18,697,732
		104,789,291
Transaction & Payment Processing Services - 3.4%
Fidelity National Information Services, Inc.	143,121	8,597,279
Mastercard, Inc., Class A	254,230	108,431,637
PayPal Holdings, Inc. (a)	499,389	30,667,479
Visa, Inc., Class A	273,835	71,292,942
		218,989,337
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	109,819	17,607,280
Total Common Stock (Cost $3,763,004,648)		6,318,282,676
Short-Term Investments - 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (c)(d) (Cost $179,782,006)	179,782,006	179,782,006
Total Investments (Cost $3,942,786,654)		6,498,064,682
Liabilities in Excess of Other Assets, net - (0.2)%		(11,717,993)
NET ASSETS - 100.0%		$6,486,346,689

Other Information:

The Fund had the following long futures contracts open at December 31, 2023:
See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2024	233	$54,051,792	$56,153,000	$2,101,208
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$6,318,282,676	$—	$—	$6,318,282,676
Short-Term Investments	179,782,006	—	—	179,782,006
Total Investments in Securities	$6,498,064,682	$—	$—	$6,498,064,682
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	2,101,208	—	—	2,101,208
Total Other Financial Instruments	$2,101,208	$—	$—	$2,101,208

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	207,361,567	$207,361,567	$169,180,628	$196,760,189	$—	$—	179,782,006	$179,782,006	$2,606,445
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2023 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2023 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2023, State Street U.S. Core Equity Fund and State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  December 31, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2023 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended December 31, 2023, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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